Property, Plant and Equipment - Schedule of Leasehold Land and Property Comprises (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 4,583	£ 4,867	£ 4,953
Leasehold property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	452	466	£ 477
Leasehold property | - Property acquired (IAS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	452	466
Leasehold property | Beyond 50 years | - Property acquired (IAS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	18	15
Leasehold property | Not later than 50 years | - Property acquired (IAS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 434	£ 451